Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total	$ 73,831	$ 81,094
Current portion	6,963	7,263
Less: Current portion of deferred financing costs	(150)	(168)
Current portion of long-term debt, net of deferred financing costs, current	6,813	7,095
Long-term portion	66,868	73,831
Less: Non-current portion of deferred financing costs	(251)	(375)
Long-term debt, net of current portion and deferred financing costs, non-current	66,617	73,456
Secondone [Member] | Northsea Alpha Vessel [Member]
Debt Instrument [Line Items]
Total	4,808	5,268
Thirdone [Member] | Northsea Beta Vessel [Member]
Debt Instrument [Line Items]
Total	4,808	5,268
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Total	20,350	22,490
Sixthone [Member] | Pyxis Delta Vessel [Member]
Debt Instrument [Line Items]
Total	8,437	9,787
Seventhone [Member] | Pyxis Theta Vessel [Member]
Debt Instrument [Line Items]
Total	17,228	18,481
Eighthone [Member] | Pyxis Epsilon Vessel [Member]
Debt Instrument [Line Items]
Total	$ 18,200	$ 19,800